Share based Compensation - Fair Value Model - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Warrants extension period	5 years
Fair value of warrant determination	Black-Scholes